Taxes (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Taxes (Textual)
Federal and state net operating loss carryovers	$ 39,500,000	$ 35,700,000
Operating loss carryovers, expiration dates	Twenty years after the date each tax return is filed.
Change in valuation allowance	$ (2,304,752)	$ 1,199,265